Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Transamerica Inflation Opportunities
Effective immediately, the following sentence is added to the end of the first paragraph under “Principal Investment Strategies” in the Prospectuses and Summary Prospectuses relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Inflation Opportunities” in the Prospectuses relating to the fund:
The sub‑adviser considers emerging market countries as countries that major international financial institutions and financial organizations, such as the World Bank and Bloomberg, generally consider to be less economically mature than developed nations.
* * *
Investors Should Retain this Supplement for Future Reference
August 24, 2023

Transamerica Inflation Opportunities
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Transamerica Inflation Opportunities
Effective immediately, the following sentence is added to the end of the first paragraph under “Principal Investment Strategies” in the Prospectuses and Summary Prospectuses relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Inflation Opportunities” in the Prospectuses relating to the fund:
The sub‑adviser considers emerging market countries as countries that major international financial institutions and financial organizations, such as the World Bank and Bloomberg, generally consider to be less economically mature than developed nations.
* * *
Investors Should Retain this Supplement for Future Reference
August 24, 2023